STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Following is a  summary of the changes of the stock options granted to employees during 2013 and 2012:

	December 31, 2013
	Number of Options	Exercise Price
Outstanding at the beginning of the year	4,983,888	$0.0013
Granted	-
Exercised	-
Reinstatement of options (*)	117,775	$0.0013
Outstanding at the end of the year	5,101,663	$0.0013

Options exercisable	4,839,243	$0.0013

	December 31, 2012
	Number of Options	Exercise Price
Outstanding at the beginning of the year	117,775	$0.0013
Granted	4,983,888	$0.0013
Exercised	(117,775)	$0.0013
Outstanding at the end of the year	4,983,888	$0.0013

Options exercisable	3,788,213	$0.0013

Weighted average fair value of options granted during 2012		$0.2955

(*) During 2012 a former employee and consultant exercised his options to purchase 117,775 shares of the Company's common stock. The exercise was canceled in July 2013 and the options were reinstated. There was no cost to the company as a result of this transaction.

Schedule of Nonvested Share Activity [Table Text Block]
Following is a summary of changes in nonvested shares granted to employees during the years 2013 and 2012:

	December 31, 2013
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	1,195,675	$0.2955
Granted	-	-
Vested during the year	933,255	$0.2955
Forfeited during the year	-	-
Balance at the end of the year	262,420	$0.2955

	December 31, 2012
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year
Granted	4,983,888	$0.2955
Vested during the year	3,788,213	$0.2955
Forfeited during the year	-	-
Balance at the end of the year	1,195,675	$0.2955

Schedule of Share-based Compensation, Stock Options Outstanding [Table Text Block]
The options outstanding as of December 31, 2013 have been separated by exercise prices, as follows:

Exercise Price	# of Options Outstanding	Average Remaining Contractual Life (years)
$0.0013	5,101,663	8.39
	5,101,663

Schedule of Share-based Compensation, Stock Exercisable Outstanding [Table Text Block]
The options exercisable as of December 31, 2013 have been separated by exercise prices, as follows:

Exercise Price	# of Options Exercisable	Average Remaining Contractual Life (years)
$0.0013	4,839,243	8.39
	4,839,243

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Following is a  summary of the changes of the stock options granted to nonemployees during 2013 and 2012:

	December 31, 2013
	Number of Options	Exercise Price
Outstanding at the beginning of the year	3,626,531	$0.0374
Granted	164,108	$0.0013
Exercised	-	-
Reinstatement of options (*)	245,798	$0.0013
Forfeited	(118,228)	$0.0013
Outstanding at the end of the year	3,918,209	$0.0370

Options exercisable	3,774,187	$0.0291

	December 31, 2012
	Number of Options	Exercise Price
Outstanding at the beginning of the year	1,051,353	$0.1343
Granted	2,820,976	$0.0013
Exercised	(245,798)	$0.0013
Outstanding at the end of the year	3,626,531	$0.0399

Options exercisable	3,338,494	$0.0222

Weighted average fair value of options granted during 2013		$0.85

Schedule of Nonvested Performance-based Units Activity [Table Text Block]
Following is a summary of changes in nonvested options to nonemployees  during the years 2013 and 2012:
	December 31, 2013
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	288,037	$0.1989
Granted	164,108	$0.8500
Vested during the year	(308,123)	$0.7959
Balance at the end of the year	144,022	$1.9555

	December 31, 2012
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	432,060	$0.2441
Granted	2,820,976	$0.2955
Vested during the year	(2,964,999)	$0.2916
Balance at the end of the year	288,037	$0.1989

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following table summarizes all share-based compensation expenses related to grants under the Equity Incentive Plan to employees, directors and consultants included in the consolidated statements of operations:

			Period of February 5, 2007
	For the three months		(date of inception)
	ended March 31,		Through March 31,
	2014	2013	2014
Research & development	$56	$41	$1,930
Sales and marketing	10	-	130
General & administrative	89	59	1,075
Total	$155	$100	$3,135

Total stock options compensation expenses recognized in 2013, 2012 and for the period of inception (February 5, 2007) thought December 31, are as follows:

			Period of inception
			(February 5, 2007)
	Year ended December 31,		through December 31,
	2013	2012	2013
Research and development	$389	$1,241	$1,874
General and administrative	305	751	1,065
Sales and marketing	41	-	41
	$735	$1,992	$2,980

Schedule of Stockholders Equity Note, Warrants or Rights [Table Text Block]
The following is a summary of the warrants granted:
	as of December 31, 2013
	Number of outstanding warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding at January 1, 2013	7,603,795	$0.91	4.87
Issued in a private placement	2,490,000	$1.25	4.58
Exercised	(80,291)	$0.49	5.12
Outstanding at December 31, 2013	10,013,504	$1.00	4.04

	as of December 31, 2012
	Number of outstanding warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding at January 1, 2012	4,880,636	$0.91	5.69
A-3 warrants exchanged to A-7	(4,807,711)	$0.91	4.86
A-7 warrants granted in exchange to A-3	7,530,870	$0.91	4.86
Outstanding at December 31, 2012	7,603,795	$0.91	4.87